Income taxes - Provision, Reconciliation, and Deferred Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision for taxes
Current taxes	$ 955	$ 1,101	$ 1,346
Deferred taxes	(25)	(344)	(289)
Income tax expense allocated to continuing operations	930	757	1,057
Income tax benefit allocated to discontinued operations	(6)	(5)	(1)
Reconciliation of taxes:
Income from continuing operations before income taxes	$ 4,778	$ 3,394	$ 5,787
Weighted-average global tax rate (as a percent)	22.30%	23.60%	23.70%
Income taxes at weighted-average tax rate	$ 1,065	$ 800	$ 1,371
Items taxed at rates other than the weighted-average tax rate	33	127	176
Unrecognized tax benefits	(207)	(83)	151
Changes in valuation allowance, net	9	(195)	(95)
Effects of changes in tax laws and enacted tax rates	(3)	(19)	1
Non-deductible/ non-taxable items	43	97	(542)
Other, net	(10)	30	(5)
Income tax expense allocated to continuing operations	$ 930	$ 757	$ 1,057
Effective tax rate for the year (as a percent)	19.50%	22.30%	18.30%
Income tax reconciliation due to interpretation of tax law and double tax treaty agreement	$ (206)	$ (95)	$ 150
Non-recoverable taxes on dividends	30	53
Deferred tax assets:
Unused tax losses and credits	544	462
Provisions and other accrued liabilities	839	756
Other current assets including receivables	76	100
Pension	284	283
Inventories	347	304
Intangible assets	1,121	1,154
Other	69	66
Total gross deferred tax asset	3,280	3,125
Valuation allowance	(1,070)	(1,000)	(1,263)
Total gross deferred tax asset, net of valuation allowance	2,210	2,125
Deferred tax liabilities:
Property, plant and equipment	(243)	(232)
Intangible assets	(241)	(237)
Other assets	(142)	(91)
Pension	(317)	(318)
Other liabilities	(154)	(200)
Inventories	(66)	(44)
Unremitted earnings of subsidiaries	(335)	(336)
Total gross deferred tax liability	(1,498)	(1,458)
Net deferred tax asset	712	667
Included in:
"Deferred taxes"-non-current assets	1,381	1,396
"Deferred taxes"-non-current liabilities	(669)	(729)
Unused tax losses and credits, valuation allowance	54	80
Foreign subsidiary retained earnings permanently reinvested	50	100
Net operating loss carry-forwards, available to certain subsidiaries	2,119
Tax credits, available to certain subsidiaries	56
Kusile Project [Member]
Reconciliation of taxes:
Non-deductible/ non-taxable items		65
Dodge [Member]
Reconciliation of taxes:
Income from continuing operations before income taxes			115
Items taxed at rates other than the weighted-average tax rate			107
Divestments And Internal Reorganizations [Member]
Reconciliation of taxes:
Non-deductible/ non-taxable items			(567)
Power Conversion Division [Member]
Reconciliation of taxes:
Non-deductible/ non-taxable items	24
Expiration through Year 2046
Included in:
Net operating loss carry-forwards, available to certain subsidiaries	842
Tax credits, available to certain subsidiaries	56
Europe
Reconciliation of taxes:
Changes in valuation allowance, net			$ (82)
Effects of changes in tax laws and enacted tax rates		(25)
Europe | Positive Impacts [Member]
Reconciliation of taxes:
Changes in valuation allowance, net	(22)	(23)
Europe | Negative Impacts [Member]
Reconciliation of taxes:
Changes in valuation allowance, net	57	55
The Americas
Reconciliation of taxes:
Changes in valuation allowance, net	$ (13)	(208)
Asia [Member]
Reconciliation of taxes:
Changes in valuation allowance, net		$ (22)